SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS	NOTE 12 – SUBSEQUENT EVENTS
During the period between October 1, 2025, and November 13, 2025, the Company issued 904,359 shares in respect of 904,359 exercised warrants for total proceeds of $4,358.